AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON January 19, 2017

File No. 2-66437

File No. 811-2993

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 /X/

POST-EFFECTIVE AMENDMENT NO. 64 /X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 57 /X/

EDWARD JONES MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices, Zip Code)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On January 27, 2017 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 64 to the Registration Statement of the Edward Jones Money Market Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 14, 2016 (Accession No. 0001623632-16-003929). The effectiveness of Post-Effective Amendment No. 61 was previously delayed pursuant to Post-Effective Amendment No. 62, filed with the SEC on December 15, 2016 (Accession No. 0001623632-16-004385), and Post-Effective Amendment No. 63, filed with the SEC on December 21, 2016 (Accession No. 0001623632-16-004439).

This Post-Effective Amendment No. 64 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 61.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Edward Jones Money Market Fund, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of January, 2017.

EDWARD JONES MONEY MARKET FUND
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary	Attorney In Fact For the Persons Listed Below	January 19, 2017
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney